Schedule of Fair Value Hierarchy for Assets and Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Trading loans, securities, and other1
Trading loans, securities, and other	$ 147,590	$ 148,318
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,390	8,548
Derivatives
Derivatives	54,427	54,242
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,564	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	79,066	103,285
Securities purchased under reverse repurchase agreements	167,284	169,162
FINANCIAL LIABILITIES
Trading deposits	22,891	19,177
Derivatives
Derivatives	57,122	53,203
Securitization liabilities at fair value	13,505	13,718
Financial liabilities designated at fair value through profit or loss	113,988	59,665
Obligations related to securities sold short	42,384	34,999
Obligations related to securities sold under repurchase agreements	144,097	188,876
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	147,590	148,318
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,390	8,548
Derivatives
Derivatives	54,427	54,242
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,564	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	79,066	103,285
Securities purchased under reverse repurchase agreements	7,992	7,395
FINANCIAL LIABILITIES
Trading deposits	22,891	19,177
Derivatives
Derivatives	57,122	53,203
Securitization liabilities at fair value	13,505	13,718
Financial liabilities designated at fair value through profit or loss	113,988	59,665
Obligations related to securities sold short	42,384	34,999
Obligations related to securities sold under repurchase agreements	5,126	3,675
Recurring fair value measurement [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,599	2,599
Recurring fair value measurement [member] | Loans 1 [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,602	2,502
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,196	21,492
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,519	14,126
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,326	8,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,143	16,502
Recurring fair value measurement [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	13,241	22,825
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	19,300	33,034
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,785	4,563
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,564	10,756
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage Backed Securities 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,500	1,690
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,254	3,865
Recurring fair value measurement [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,970	5,615
Recurring fair value measurement [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,395	13,353
Recurring fair value measurement [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,981	10,006
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,104	9,895
Recurring fair value measurement [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	60,124	43,879
Recurring fair value measurement [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,405	12,959
Recurring fair value measurement [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,639	13,460
Recurring fair value measurement [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	9	14
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,053	4,830
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,564	4,739
Recurring fair value measurement [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,337	3,718
Recurring fair value measurement [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	10,290	17,959
Derivatives
Derivatives	11,683	19,132
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	35,819	29,620
Derivatives
Derivatives	35,174	27,314
Recurring fair value measurement [member] | Credit Derivatives [Member]
Derivatives
Derivatives	57	19
Derivatives
Derivatives	347	327
Recurring fair value measurement [member] | Equity Contracts [Member]
Derivatives
Derivatives	5,362	4,230
Derivatives
Derivatives	8,014	4,437
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivatives	2,899	2,414
Derivatives
Derivatives	1,904	1,993
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	74,146	57,167
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	166	232
Derivatives
Derivatives	406	423
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,989	1,005
Derivatives
Derivatives	342	383
Obligations related to securities sold short	2,015	1,039
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,989	1,005
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	294	351
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	59,933	43,840
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	13,919	12,976
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	166	232
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	12	22
Derivatives
Derivatives	14	14
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	26	13
Derivatives
Derivatives	28	14
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	3	5
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	365	383
Derivatives
Derivatives	300	355
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	73,405	91,132
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,461	7,742
Derivatives
Derivatives	53,974	53,438
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,564	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	74,404	100,681
Securities purchased under reverse repurchase agreements	7,992	7,395
FINANCIAL LIABILITIES
Trading deposits	22,750	14,528
Derivatives
Derivatives	56,601	51,620
Securitization liabilities at fair value	13,505	13,718
Financial liabilities designated at fair value through profit or loss	113,912	59,641
Obligations related to securities sold short	40,360	33,960
Obligations related to securities sold under repurchase agreements	5,126	3,675
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	15
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,602	2,502
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	10,902	21,141
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,519	14,126
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,326	8,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,143	16,502
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	13,241	22,809
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	19,300	33,034
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,785	4,563
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,564	10,756
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Mortgage Backed Securities 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,500	1,690
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,254	3,865
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,970	5,613
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,389	13,352
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,981	10,006
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,040	9,875
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	158	39
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,405	12,959
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	720	484
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	9	14
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,127	4,027
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,564	4,739
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,334	3,715
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	10,277	17,937
Derivatives
Derivatives	11,580	19,022
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	35,786	29,605
Derivatives
Derivatives	35,146	27,300
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Credit Derivatives [Member]
Derivatives
Derivatives	57	19
Derivatives
Derivatives	347	327
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	5,359	3,855
Derivatives
Derivatives	7,932	3,360
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	2,495	2,022
Derivatives
Derivatives	1,596	1,611
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	39	19
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	763	574
Derivatives
Derivatives	47	381
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,673	1,599
FINANCIAL LIABILITIES
Trading deposits	141	4,649
Derivatives
Derivatives	179	1,200
Financial liabilities designated at fair value through profit or loss	76	24
Obligations related to securities sold short	9
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,609	1,579
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other		16
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other		2
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6	1
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	64	20
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	33
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	760	571
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3	3
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	1
Derivatives
Derivatives	89	96
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	7	2
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives		370
Derivatives
Derivatives	82	1,077
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	39	9
Derivatives
Derivatives	$ 8	$ 27